Schedule of Investments ─ NYLI CBRE Real Assets ETF

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.6%

Communications — 1.6%
Cellnex Telecom SA	1,002	$35,552
Infrastrutture Wireless Italiane SpA	2,906	34,458
NETLINK NBN TRUST	40,746	28,109
Total Communications		98,119

Datacenters — 4.8%
Digital Realty Trust, Inc.	520	91,749
Equinix, Inc.	253	198,648
Total Datacenters		290,397

Diversified Property Holdings — 6.4%
Charter Hall Group	3,208	41,722
Henderson Land Development Co., Ltd.	7,973	27,931
Japan Metropolitan Fund Invest	55	40,237
Land Securities Group PLC	5,091	38,907
LondonMetric Property PLC	18,323	46,313
Mirvac Group	20,006	28,982
Orix JREIT, Inc.	44	57,831
Stockland	7,523	26,882
Sumitomo Realty & Development Co., Ltd.	1,013	37,304
Swire Properties Ltd.	8,612	23,148
Wharf Real Estate Investment Co., Ltd.	7,973	25,341
Total Diversified Property Holdings		394,598

Healthcare Facilities — 6.4%
Healthcare Realty Trust, Inc.	1,917	29,445
Target Healthcare REIT PLC	13,224	17,412
Ventas, Inc.	1,203	80,818
Welltower, Inc.	1,595	263,287
Total Healthcare Facilities		390,962

Industrial Properties — 6.7%
CapitaLand Ascendas REIT	26,366	56,701
EastGroup Properties, Inc.	577	94,190
First Industrial Realty Trust, Inc.	1,759	85,698
Goodman Group	3,378	76,514
Keppel DC REIT	35,769	65,343
LaSalle Logiport REIT	17	16,255
Montea NV	243	18,217
Total Industrial Properties		412,918

Midstream/Pipelines — 7.0%
Cheniere Energy, Inc.	64	15,096
Enbridge, Inc.	1,203	54,601
Kinder Morgan, Inc.	1,097	30,782
Pembina Pipeline Corp.	1,738	64,741
Plains GP Holdings LP, Class A*	1,218	23,873
Targa Resources Corp.	1,005	167,242
Williams Cos., Inc. (The)	1,251	74,997
Total Midstream/Pipelines		431,332

Net Leased Properties — 4.3%
Essential Properties Realty Trust, Inc.	2,472	75,371
Iron Mountain, Inc.	439	42,741
STAG Industrial, Inc.	1,151	39,514
VICI Properties, Inc.	3,313	108,004
Total Net Leased Properties		265,630

Office Buildings — 3.1%
Castellum AB(a)	2,177	24,916
COPT Defense Properties	1,316	35,901
Cousins Properties, Inc.	1,841	49,891
	Shares	Value
Common Stocks (continued)

Office Buildings (continued)
Daiwa Office Investment Corp.	8	$18,658
H&R Real Estate Investment Trust	2,143	17,965
Vornado Realty Trust	1,122	43,107
Total Office Buildings		190,438

Residential — 4.4%
Boardwalk Real Estate Investment Trust	421	21,757
Invitation Homes, Inc.	2,770	84,900
TAG Immobilien AG	2,794	45,186
UDR, Inc.	3,054	119,992
Total Residential		271,835

Residential: Hotels — 0.8%
Japan Hotel REIT Investment Corp.	36	19,831
Sunstone Hotel Investors, Inc.	3,159	27,641
Total Residential: Hotels		47,472

Retail: Community Shopping Centers — 1.3%
Link REIT	4,702	26,295
Regency Centers Corp.	744	53,121
Total Retail: Community Shopping Centers		79,416

Retail: Enclosed Malls — 5.8%
CapitaLand Integrated Commercial Trust	25,447	43,152
Klepierre SA	2,299	88,307
Simon Property Group, Inc.	1,040	170,341
Unibail-Rodamco-Westfield	552	53,854
Total Retail: Enclosed Malls		355,654

Self Storage Property — 2.8%
Big Yellow Group PLC	1,586	19,645
CubeSmart	1,398	54,396
Extra Space Storage, Inc.	460	61,806
Smartstop Self Storage REIT, Inc.(a)	1,077	36,489
Total Self Storage Property		172,336

Timber — 0.6%
Weyerhaeuser Co.	1,500	37,575

Towers — 2.4%
American Tower Corp.	709	147,748

Transportation — 13.6%
Aena SME SA	3,034	81,935
Auckland International Airport Ltd.	10,776	47,903
Canadian National Railway Co.	433	40,520
China Merchants Port Holdings Co., Ltd.	24,481	48,214
CSX Corp.	2,228	79,183
Eiffage SA	419	56,421
Ferrovial SE	1,992	102,369
Flughafen Zürich AG	116	32,855
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,933	136,564
Jiangsu Expressway Co., Ltd., Class H	24,644	30,232
Norfolk Southern Corp.	387	107,586
Transurban Group	4,055	36,081
West Japan Railway Co.	1,585	34,977
Total Transportation		834,840

Schedule of Investments ─ NYLI CBRE Real Assets ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Utilities — 26.2%
AES Corp. (The)	2,331	$30,653
Atmos Energy Corp.(a)	397	61,900
Chesapeake Utilities Corp.	477	57,183
China Gas Holdings Ltd.	19,627	20,627
China Resources Gas Group Ltd.	4,599	11,612
Chubu Electric Power Co., Inc.	2,919	35,795
CLP Holdings Ltd.	7,525	65,328
CMS Energy Corp.	777	57,343
Constellation Energy Corp.	88	30,610
E.ON SE	4,180	76,332
Emera, Inc.(a)	745	35,058
Enel SpA	3,925	34,739
Entergy Corp.	894	80,844
Essential Utilities, Inc.	1,156	42,541
Evergy, Inc.(a)	272	19,257
Iberdrola SA	3,709	65,184
Kansai Electric Power Co., Inc. (The)	2,522	30,525
National Grid PLC	8,844	124,059
NextEra Energy, Inc.	1,998	141,978
OGE Energy Corp.	1,370	62,225
Pennon Group PLC	3,843	25,347
PG&E Corp.	5,295	74,236
PPL Corp.	3,398	121,275
Public Service Enterprise Group, Inc.	555	49,833
Severn Trent PLC	625	21,910
WEC Energy Group, Inc.	1,299	141,695
Xcel Energy, Inc.	1,219	89,523
Total Utilities		1,607,612

Residential: Hotels — 0.5%
Invincible Investment Corp., (Japan)	65	29,024

Retail: Community Shopping Centers — 0.9%
Kite Realty Group Trust	2,569	56,467

Total Common Stocks
(Cost $5,596,372)		6,114,373

Short-Term Investments — 1.7%
Money Market Funds — 1.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.19%(b)	30,828	30,828
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(b)(c)	73,433	73,433

Total Short-Term Investments
(Cost $104,261)		104,261

Total Investments — 101.3% (Cost $5,700,633)		6,218,634
Other Assets and Liabilities, Net — (1.3)%		(80,115)
Net Assets — 100.0%		$6,138,519

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $165,307; total market value of collateral held by the Fund was $172,595. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $99,162.
(b)	Reflects the 7-day yield at July 31, 2025.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI CBRE Real Assets ETF (continued)

July 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Common Stocks	$6,114,373	$—	$—	$6,114,373
Short-Term Investments:
Money Market Funds	104,261	—	—	104,261
Total Investments in Securities	$6,218,634	$—	$—	$6,218,634

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.